Segment, Geographic and Customer Concentration Information (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Revenue	$ 45,417	$ 68,909	$ 101,398	$ 142,946	$ 182,090
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%
Number of Customers accounted for over 10% of Revenue	1	2	2	2	3
North America
Segment Reporting Information [Line Items]
Revenue	$ 13,903	$ 35,716	$ 49,634	$ 84,541	$ 139,005
Percentage of Revenue	31.00%	52.00%	49.00%	59.00%	76.00%
Asia Pacific
Segment Reporting Information [Line Items]
Revenue	$ 25,774	$ 20,538	$ 28,791	$ 39,770	$ 26,562
Percentage of Revenue	57.00%	30.00%	28.00%	28.00%	15.00%
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	$ 5,740	$ 12,655	$ 22,973	$ 18,635	$ 16,523
Percentage of Revenue	13.00%	18.00%	23.00%	13.00%	9.00%
U.S.
Segment Reporting Information [Line Items]
Percentage of Revenue	21.00%	51.00%	46.00%	59.00%	72.00%
China
Segment Reporting Information [Line Items]
Percentage of Revenue	46.00%	13.00%	11.00%	21.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue	37.00%				26.00%